Financial Instruments - Fair values and risk management	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Financial Instruments - Fair values and risk management

30 Financial Instruments – Fair values and risk management

IFRS 9 “Financial Instruments” sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaced IAS 39 “Financial Instruments: Recognition and Measurement”. The Group has applied this new standard from January 1, 2018 (date of initial application), but has elected not to apply the new requirements for hedge accounting. As a result of the adoption of IFRS 9, the Group has adopted consequential amendments to IAS 1 “Presentation of Financial Statements”, which require the impairment of financial assets to be presented in a separate line item in the statement of profit or loss and OCI. Additionally, the Group has adopted consequential amendments to IFRS 7 “Financial Instruments: Disclosures”.

IFRS 9 contains three principal classification categories for financial assets: measured at amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit and loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model within which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification. IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

Furthermore, IFRS 9 replaced the “incurred loss” model in IAS 39 with an “expected credit loss” (ECL) model. The new impairment model applies to financial assets measured at amortised cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments.

The Group’s principal financial assets, other than derivatives, include cash and cash equivalents, trade and other receivables that derive directly from operations. The Group’s principal financial liabilities, other than derivatives, comprise of long-term borrowings, lease liabilities, bank overdrafts and short-term borrowings, trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group also enters into derivative transactions, namely forward exchange contracts, to protect the value of its foreign currency denominated revenue, not for speculative or trading purposes (see note 29).

For an explanation of how the Group classifies and measures financial instruments and accounts for related gains and losses under IFRS 9, see notes 4(l), 4(m), 4(n), 4(o), 4(p) and 4(s).

A. Accounting classification of financial assets and financial liabilities

The following tables show the classification and carrying amounts of Group’s financial assets and financial liabilities as at December 31, 2021 and 2020.

Financial assets	31/12/21	31/12/20
Financial assets measured at amortised cost
Other non-current receivables	4,854	3,364
Trade receivables	41,259	33,934
Other current receivables	11,018	9,833
Cash and cash equivalents	53,472	48,187
Total (a)	110,603	95,318
Financial assets measured at fair value
Forward exchange contracts	96	112
Total (b)	96	112
Total financial assets (a+b)	110,699	95,430

Financial assets measured at amortised cost include trade receivables, other receivables (non-current and current) and cash and cash equivalents. Financial assets at fair value reflect the positive change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for future cash flows from accounts receivables and sale orders.

For further details on “Trade receivables”, “Other receivables”, “Cash and cash equivalents” and “Forward exchange contracts” reference should be made to notes 15, 12-16, 17 and 29, respectively.

Financial liabilities	31/12/21	31/12/20
Financial liabilities measured at amortised cost
Long-term borrowings	17,439	16,426
Lease liabilities	57,138	53,593
Bank overdrafts and short-term borrowings	36,147	30,812
Trade payables	89,215	74,263
Other payables	31,453	28,269
Total (a)	231,392	203,363
Financial liabilities measured at fair value
Forward exchange contracts	691	253
Total (b)	691	253
Total financial liabilities (a+b)	232,083	203,616

Financial liabilities measured at amortised cost include long-term borrowings (non-current and current portion), lease liabilities (non-current and current portion), bank overdrafts and short-term borrowings, trade payables and other payables. Financial liabilities measured at fair value reflect the negative change in fair value of forward exchange contracts that are not designated as hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for expected future cash flows from trade receivables and sale orders.

For further details on “Long-term borrowings”, “Lease liabilities”, “Bank overdrafts and short-term borrowings”, “Trade payables”, “Other payables” and “Forward exchange contracts” reference should be made to notes 19, 20, 25, 26, 27 and 29, respectively.

B. Fair value and measurement of fair values of financial assets and financial liabilities

Management has assessed that the fair values of cash and cash equivalents, trade and other receivables, trade and other payables, bank overdrafts and short-term borrowings approximate their carrying amounts largely due to the short-term maturities of these instruments.

The following tables show the carrying amount and fair value of Group’s financial assets and financial liabilities as at December 31, 2021 and 2020, other than those with carrying amount that are reasonable approximation of fair value.

	31/12/21		31/12/20
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Forward exchange contracts	96	96	112	112
Financial liabilities
Floating-rate borrowings	9,347	9,552	6,915	6,999
Fixed rate borrowings	8,092	9,308	9,511	10,433
Total long-term borrowings	17,439	18,860	16,426	17,432
Forward exchange contracts	691	691	253	253

As at December 31, 2021 and 2020, the fair value measurement hierarchy of the forward exchange contracts and long-term borrowings is “significant observable inputs” (level 2).

There were no transfers between level 1 (quoted prices in active markets) and level 2 during 2021 and 2020. There were no level 3 (significant unobservable inputs) fair values estimated as at December 31, 2021 and 2020.

The following methods and assumptions are used to estimate the fair values.

Forward exchange contracts are valued using valuation techniques, which employ the use of market observable inputs. The most frequently applied valuation techniques include forward pricing using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies, interest rate curves and forward rate curves of the underlying commodity.

The fair values of the Group’s interest-bearing borrowings are determined using the discounted cash flow method. The discount rate used reflects the issuer’s borrowing rate as at the end of the reporting period. The own non-performance risk as at December 31, 2021 and 2020 is determined to be insignificant.

C. Financial risk management

The Group has exposure to the following risks arising from financial instruments:

—
credit risk;
—
liquidity risk and
—
market risk.

(i) Risk management framework

The management of the Group’s risks arising from financial instruments is performed on the basis of guidelines set by the Company’s Board of Directors. The main purpose of these guidelines is to balance the Group’s liabilities and assets, in order to ensure an adequate capital viability. The main financial sources of the Group are represented by a mix of equity and financial liabilities, including long-term borrowings used to finance investments, bank overdrafts and short-term borrowings used to finance the Group’s working capital.

(ii) Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s receivables from customers. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in this note.

Impairment losses on financial assets recognised in profit or loss for the years ended December 31, 2021, 2020 and 2019 are related mainly to trade receivables and are as follows:

	2021	2020	2019
Impairment loss on trade receivables	110	1,802	2,389

The Group accrued an impairment loss on trade receivables of 110 as a result of an accrual of 728 accounted for some of its subsidiaries and a reversal of 618 accounted for other subsidiaries.

(ii-a) Trade receivables

The Group’s customers are distributors, retailers and end consumers.

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate. Details of concentration of revenue are included in note 31.

Customer credit risk is managed on the basis of the Group’s established policies, procedures and controls relating to customer credit risk management.

In particular, the Group has established a credit policy under which each customer is analysed individually for creditworthiness before the Group’s standard payment and delivery terms and conditions are offered. The Group’s review includes external ratings, if they are available, financial statements, credit agency information, industry information and in some cases bank references. After such review, sale limits are established for each customer and reviewed periodically. Any sales exceeding those limits require approval from senior management. In response to the COVID-19 pandemic, management has also been performing more frequent reviews of sales limits for customers in regions and industries that are severely impacted. Specifically, in 2021 and 2020, certain sales limits have been closely and frequently monitored, and if necessary reduced, particularly for customers operating in certain countries (e.g., the US, Brazil, United Kingdom, France and Spain) because the Group’s experience is that the COVID-19 pandemic has had a greater impact on customers in those countries than on customers in other countries or regions.

Furthermore, the Group limits its exposure to credit risk from trade receivables by establishing a maximum payment period in the range of 30-90 days for individual customers. During the years ended December 31, 2021 and 2020, the Group temporarily extended the credit terms to up to 120 days for certain customers with liquidity constraints arising as a direct result of the COVID-19 pandemic. All extensions were granted within current sales limits after careful consideration of the impact of the COVID-19 pandemic on the creditworthiness of the customer and each customer that was granted an extension is closely monitored for credit deterioration. In order to mitigate credit risk, sales to distributors or retailers for which no payment extensions are granted due to an uncertain creditworthiness assessment, are required to be settled in cash (“cash against documents”, “cash on delivery”, “payment in advance”). Furthermore, sales to the end consumers are also required to be settled in cash or using major credit cards, thus mitigating the credit risk.

More than 80% of the Group’s distributors and retailers have been transacting with the Group for at least five years, and none of these customers’ balances have been written off or are credit‑impaired at the reporting date. In monitoring customer credit risk, customers are grouped according to their credit characteristics, including whether they are an individual or a legal entity, whether they are a distributor or retailer, their geographic location, industry, trading history with the Group and the existence of previous financial difficulties. In response to the COVID-19 pandemic, the Group divided some of these customer groups into subgroups when there was a significant difference in the way the pandemic impacted exposures in the customer group.

The Group does not require collateral to be given for trade receivables. The Group does not have trade receivables for which no loss allowance is recognised because of collateral provided.

Management closely monitors the outstanding trade receivables to prevent losses.

Finally, in order to significantly reduce its exposure to credit risk, the Group insures the non-collection risk related to a significant portion of its trade receivables with a third party insurer and, in the case of customer insolvency, the insurance company refunds about 85% of the uncollected outstanding balances. Accordingly, the credit risk is entirely borne by the Group for non-insured trade receivables while it is only exposed to approximately 15% for insured trade receivables.

The Group evaluates the concentration of risk with respect to trade receivables and revenue as low, as its customers are located in several jurisdictions and operate in largely independent markets (see notes 15 and 31). Furthermore, as at December 31, 2021, 2020 and 2019, the Group had one customer, the joint venture Natuzzi Trading Shanghai, whose purchases exceeded 5% of revenue and trade receivables (see note 43). In particular, for such related party customer, the percentage of revenue and trade receivables are reported in the following tables.

	31/12/21	31/12/20	31/12/19
Revenue	48,457	38,401	36,442
Trade receivables	6,953	5,961	3,619

As at December 31, 2021 and 2020, insured and non-insured trade receivables are as follows:

	31/12/21	31/12/20
Insured trade receivables	26,459	21,468
Non-insured trade receivables	20,125	20,347
Gross trade receivables	46,584	41,815
Provision for doubtful accounts	(5,325)	(7,881)
Net trade receivables	41,259	33,934

As at December 31, 2021 and 2020 the ageing of trade receivables is as follows:

	31/12/21	31/12/20
Current (not past due)	30,146	28,919
From 1 to 29 days past due	7,854	3,877
From 30 to 60 days past due	1,030	1,105
From 61 to 90 days past due	355	347
More than 90 days past due	7,199	7,567
Gross trade receivables	46,584	41,815
Provision for doubtful accounts	(5,325)	(7,881)
Net trade receivables	41,259	33,934

The movements in the provision for doubtful accounts in respect of trade receivables for the years ended December 31, 2021 and 2020 are reported in note 15.

The provision for doubtful accounts is estimated by the Group based on the insurance in place, the credit worthiness of its customers, historical trends, as well as current and future general economic conditions.

Specifically, for receivables subject to collective valuation an impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The impairment allowance rates (default rates) are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by customer type and rating, and coverage by credit insurance). The calculation reflects the probability-weighted outcome based on reasonable and supportable information available at the reporting date about past events, current conditions and forecasts of future economic conditions.

Instead, for individual receivables which are known to be difficult to collect an impairment analysis is performed at each reporting date to measure expected credit losses. The impairment allowance is estimated by the Group based on the financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganisation and default or late payments.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix as at December 31, 2021 and 2020, further to the adoption of IFRS 9.

December 31, 2021

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	15,783	266	6	—	16,055
Trade receivables subject to specific valuation					30,529
Total gross carrying amount					46,584
Default rate	0.54%	5.55%	12.71%	28.86%	—
Expected credit loss	85	15	1	—	101

December 31, 2020

	Days past due
	<30 days	30-60 days	61-90 days	> 90 days	Total
Trade receivables subject to collective valuation	9,480	264	24	239	10,007
Trade receivables subject to specific valuation					31,808
Total gross carrying amount					41,815
Default rate	0.56%	5.79%	13.08%	100.00%
Expected credit loss	53	15	3	239	310

(ii-b) Other receivables

As at December 31, 2021 and 2020 other receivables current and non-current amount to 15,872 and 13,197, respectively. Such receivables are considered to have a low credit risk and the impairment loss has been measured on a 12-months expected credit loss basis. Management considers its other receivables to have a low credit risk as they have a low risk of default and their counterparties are able to meet their contractual cash flow obligations in the short-term. As at December 31, 2021 and 2020 the identified impairment loss of other receivables is immaterial.

(ii-c) Cash and cash equivalents

As at December 31, 2021 and 2020 the Group has cash and cash equivalents of 53,472 and 48,187, respectively. Indeed, the Group considers its cash and cash equivalents to have a low credit risk based on the external credit ratings of the financial institutions. Indeed, the Group’s cash and cash equivalents are held with financial institutions, which have external credit risk ratings that are equivalent to the understood definition of “investment grade”. Impairment of cash and cash equivalents has been measured on a 12-months expected credit loss basis and reflects the short-term nature of the exposures. As at December 31, 2021 and 2020 the identified impairment loss of cash and cash equivalents is immaterial.

(ii-d) Derivative financial instruments

Domestic currency swaps (see note 29) are entered into with financial institutions that have outstanding external credit ratings (“investment grade”). As at December 31, 2021 and 2020 the identified impairment loss of the favourable domestic currency swaps is immaterial.

(iii) Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group aims to maintain the level of its cash and cash equivalents at an amount in excess of expected cash outflows on financial liabilities over the next 60 days. The Group also monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables. As at December 31, 2021, the expected cash flows from trade and other receivables maturing within two months were in excess of the expected cash outflows for trade and other payables due within two months. This excludes the potential impact of extreme circumstances that cannot reasonably be predicted.

As described in note 26, the Group also participates in a supply chain financing arrangement (SCF) with the principal purpose of facilitating efficient payment processing of supplier invoices. The SCF allows the Group to centralise payments of trade payables to the bank rather than paying each supplier individually. While the SCF does not significantly extend payment terms beyond the normal terms agreed with other suppliers that have not participated, the arrangement assists in making cash outflows more predictable.

Therefore, the Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank overdrafts, short-term borrowings and long-term borrowings.

The steps taken by the Group in 2020 and 2021 to respond to possible future liquidity constraints arising from the COVID-19 pandemic and the impact of those steps on the consolidated financial statements include the following.

—
In June 2020, the Parent signed a sale agreement with a third party for the disposal of the land located in the “Santeramo in Colle-Iesce” area, just a few miles away from its headquarters. The cash consideration received by the Parent for such disposal amounts to 2,800. Furthermore, if certain conditions included in this sale agreement are met, in the next year the Parent could receive additional consideration of about 2,500 from the acquirer (see note 8).
—
In July 2020, the Parent signed the renewal for an additional five-year period of a factoring agreement with a major Italian financial institution. Under this agreement, the Parent assigns certain trade receivables to such financial institution in exchange for short-term borrowings for a maximum amount of 40,000. Trade receivables sold under such agreement are not derecognised from the statement of financial position, because the Parent retains substantially all of the risk and rewards – primarily credit risk (see note 15). The amount received on their transfer is recognised as a secured bank borrowing (see note 25). Under the original agreement signed in July 2015 which expired in July 2020, trade receivables were derecognised from the statement of financial position, because the Group did not retain substantially all of the risk and rewards.
—
Following the “Share Sell and Purchase agreement” (the “Agreement”) signed with Vita Group on January 8, 2021, on March 1, 2021, the Parent sold its entire interest in the subsidiary IMPE S.p.A. for a consideration of approximately 6,100 plus certain customary purchase price adjustments of about 2,100. The cash consideration already received by the Parent at the date of the approval of these consolidated financial statements amounts to 8,202 (see note 7).
—
In March, May and September 2021, the Parent sold to third parties two idle industrial real estate complexes located in the city of Altamura (Bari), just a few miles away from its headquarters (see note 7) and a site located in High Point (North Caroline, USA), for a total cash consideration of 4,254 (see note 8).
—
In March 2021, the Romanian subsidiary obtained a long-term loan from a financial institution, amounting to 5,000. This loan, which is guaranteed by a Romanian governmental authority, has been made available by the Romanian government as part of the COVID-19 measures to support businesses. Such loan has instalments repayable on a monthly basis starting from October 2021, after the six-month interest-only period, and ending in March 2025. This long-term debt provides for variable interest installments determined based on the six-month Euribor (360) plus a 2.75% spread (see note 19).
—
In January 2022, the Parent obtained a long-term loan from a financial institution, amounting to 4,000. This loan, which is guaranteed by an Italian governmental authority, has been made available by the Italian government as part of the COVID-19 measures to support businesses. Such loan has installments repayable on a quarterly basis starting from January 2023, after the 12-month interest-only period, and ending in January 2028. This long-term debt provides for variable interest installments determined based on the six-month Euribor (360) plus a 2.20% spread.

The tables below summarize the remaining contractual maturities of financial liabilities as at December 31, 2021 and 2020. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

December 31, 2021

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	774	3,981	5,935	6,006	2,807	19,503
Lease liabilities	1,889	11,241	12,760	25,659	14,305	65,854
Bank overdrafts and short-term borrowings	36,147	—	—	—	—	36,147
Trade and other payables	31,453	89,215	—	—	—	120,668
Losses on derivative financial instruments	691	—	—	—	—	691
Total financial liabilities	70,954	104,437	18,695	31,665	17,112	242,863

December 31, 2020

	Less than 2 months	2 to 12 months	1 to 2 years	2 to 5 years	More than 5 years	Total
Long-term borrowings	587	7,015	2,642	5,663	2,459	18,366
Lease liabilities	1,844	11,195	11,503	23,958	14,154	62,654
Bank overdrafts and short-term borrowings	30,812	—	—	—	—	30,812
Trade and other payables	28,269	74,263	—	—	—	102,532
Losses on derivative financial instruments	253	—	—	—	—	253
Total financial liabilities	61,765	92,473	14,145	29,621	16,613	214,617

As disclosed in note 19, the Group has secured bank loans that contain covenants. A future breach of covenants may require the Group to repay the loan earlier than indicated in the above table. Under the agreement, the covenants are monitored on a regular basis by the treasury department and regularly reported to management to ensure compliance with the agreement. The interest payments on variable interest rate loans in the tables above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

In addition, the following is to be considered: (a) as at December 31, 2021, the Group has unused credit lines of 14,947 (see note 25); (b) the Company can use the credit facilities of its subsidiaries adhering to the cash pooling contract in place; from time to time, the Company evaluates the adequacy of such credit facilities, requesting additional facilities as needed; (c) the Group holds cash at foreign subsidiaries, that can be withdrawn by the Company subject to the approval of a dividend distribution; some of these dividends are subject to withholding taxes; (d) the Company can apply for long-term borrowings to sustain long-term investments; (e) there are no significant liquidity risk concentrations, both on financial assets and on financial liabilities.

(iv) Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (e.g., interest rates, foreign exchange rates). Market risk, mainly, depends on the trend of the demand for furniture and other finished products, the trend in prices of raw materials and the fluctuation of interest rates and foreign currencies.

The market demand risk is managed by way of a constant monitoring of markets, performed by the commercial division of the Group, market diversification in the different geographical locations of customers and a product diversification in the different brands and models.

In order to manage the prices of raw materials risk, the Group constantly monitors procurement policies and attempts to diversify suppliers while respecting the quality standards expected by the market.

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term borrowings obligations with floating interest rates. The Group manages its interest rate risk by having a portfolio of fixed and variable rate borrowings. As at December 31, 2021, approximately 46.4% of the Group’s borrowings were at a fixed rate of interest (2020: 57.9%). No derivative financial instruments were entered into by the Group to manage the cash flow risk on floating interest-rate borrowings.

The following tables demonstrate the sensitivity to a reasonably possible change in interest rates on that portion of loans and borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings as follows:

	Increase/decrease in basis points	Effect on profit before tax
December 31, 2021	+45	(43)
December 31, 2021	-45	43
December 31, 2020	+45	(38)
December 31, 2020	-45	38
December 31, 2019	+45	(51)
December 31, 2019	-45	51

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency) and the Group’s net investments in foreign subsidiaries. In particular, a significant portion of the Group’s revenue and costs are denominated in currencies other than the Euro. Consequently, a significant portion of its revenue and costs is exposed to fluctuations in the exchange rates between the Euro and other currencies. The Group uses forward exchange contracts (known in Italy as domestic currency swaps) to reduce its exposure to the risks of short-term decreases in the value of its foreign currency denominated revenue. For further details, see note 29.

When a derivative is entered into for the purpose of being a hedge, the Group negotiates the terms of the derivative to match the terms of the hedged exposure. For hedges of forecast transactions, the derivative covers the period of exposure from the point the cash flows of the transactions are forecasted up to the point of settlement of the resulting receivable that is denominated in the foreign currency.

The following tables demonstrate the sensitivity to a reasonably possible change in foreign exchange rates, with all other variables held constant.

The Group’s profit before tax is affected through the change in foreign in exchange rates as follows:

	Change in foreign exchange rates	Effect on profit before tax
December 31, 2021	+5%	5,381
December 31, 2021	-5%	(5,113)
December 31, 2020	+5%	2,161
December 31, 2020	-5%	(2,447)
December 31, 2019	+5%	3,155
December 31, 2019	-5%	(3,486)

As at December 31, 2021 and 2020 the Group’s financial assets and financial liabilities denominated in foreign currency are as follows:

Financial assets	31/12/21	31/12/20
Trade receivables	29,434	26,269
Cash and cash equivalents	48,014	44,611
Total financial assets	77,448	70,880

Financial liabilities	31/12/21	31/12/20
Long-term borrowings	611	692
Lease liabilities	37,643	35,927
Bank overdraft and short-term borrowings	24,783	18,547
Trade payables	35,524	28,064
Total financial liabilities	98,561	83,230

As at December 31, 2021 and 2020, the summary quantitative data about Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2021

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	29,658	46,930	(17,272)
Chinese Yuan	18,927	14,192	4,735
British pounds	15,027	16,664	(1,637)
Brazilian Reais	4,334	2,435	1,899
Canadian dollars	2,263	1,290	973
Mexican pesos	1,395	1,883	(488)
Romanian Leu	666	7,934	(7,268)
Other	5,178	7,233	(2,055)
Total	77,448	98,561	(21,113)

December 31, 2020

	Financial Assets (a)	Financial liabilities (b)	Net Exposure (c) = (a)-(b)
U.S. dollars	26,464	35,295	(8,831)
Chinese Yuan	21,047	15,999	5,048
British pounds	13,110	16,845	(3,735)
Brazilian Reais	3,753	2,173	1,580
Canadian dollars	1,693	88	1,605
Romanian Leu	901	7,090	(6,189)
Mexican pesos	797	1,166	(369)
Other	3,115	4,574	(1,459)
Total	70,880	83,230	(12,350)

(v) Reconciliation of movements of liabilities to cash flows arising from financing activities

The following tables show the reconciliation of movements of financial liabilities to cash flows arising from financing activities for the three years ended December 31, 2021, 2020 and 2019.

December 31, 2021

	Jan. 1, 2021	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2021
Long-term borrowings	16,426	(4,788)	5,873	—	(72)	17,439
Lease liabilities	53,593	(10,090)	—	—	13,635	57,138
Short-term borrowings	28,701	—	6,210	—	13	34,924
Bank overdrafts	2,111	(888)	—	—	—	1,223
Non-controlling interests	1,020	(545)	144	—	892	1,511
Total liabilities from financing activities	101,851	(16,311)	12,227	—	14,468	112,235

Bank overdrafts are used only for cash management purposes.

December 31, 2020

	Jan. 1, 2020	Cash outflows	Cash inflows	Changes in fair value	Other changes	Dec. 31, 2020
Long-term borrowings	18,412	(2,675)	875	—	(186)	16,426
Lease liabilities	57,367	(9,907)	—	—	6,133	53,593
Short-term borrowings	22,196	—	6,518	—	(13)	28,701
Bank overdrafts	1,974	—	137	—	—	2,111
Non-controlling interests	1,692	(388)	—	—	(284)	1,020
Total liabilities from financing activities	101,641	(12,970)	7,530	—	5,650	101,851

Bank overdrafts are used only for cash management purposes.